FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
Fair Value Measurement [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS	FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair values are determined by reference to quoted bid or ask prices, as appropriate. Where bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates such as bid and ask prices, as appropriate, for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analysis, using observable market inputs when available.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, the company looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates, and price and rate volatility as applicable.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2021:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$894	$894
Accounts and other receivable, net (current and non-current)	—	—	2,281	2,281
Other assets (current and non-current) (1)	—	—	427	427
Financial assets (current and non-current) (2)	1	84	264	349
Total (3)	$1	$84	$3,866	$3,951
Financial liabilities
Accounts payable and other (2) (4)	$4	$90	$4,158	$4,252
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	5,246	5,246
Total	$4	$90	$9,404	$9,498
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(1)Excludes prepayments, other assets and assets held for sale of $493 million.
(2)Refer to Hedging Activities in Note 3(a) below.
(3)Total financial assets include $1,392 million of assets pledged as collateral.
(4)Excludes provisions, decommissioning liabilities, deferred revenues, work in progress, and post-employment benefits of $2,939 million.
Included in cash and cash equivalents as at December 31, 2021 is $704 million of cash (2020: $548 million) and $190 million of cash equivalents (2020: $229 million).
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2020:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$777	$777
Accounts and other receivable, net (current and non-current)	—	—	2,302	2,302
Other assets (current and non-current) (1)	—	—	481	481
Financial assets (current and non-current) (2)	3	52	505	560
Total (3)	$3	$52	$4,065	$4,120
Financial liabilities
Accounts payable and other (4)	$5	$232	$4,619	$4,856
Non-recourse borrowings in subsidiaries of the company (current and non-current)	—	—	5,189	5,189
Total	$5	$232	$9,808	$10,045
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(1)Excludes prepayments, other assets and assets held for sale of $396 million.
(2)Refer to Hedging Activities in Note 3(a) below.
(3)Total financial assets include $1,584 million of assets pledged as collateral.
(4)Excludes provisions, decommissioning liabilities, deferred revenues, work in progress, and post-employment benefits of $3,392 million.
(a)Hedging activities
The company uses foreign exchange contracts to manage foreign currency exposures arising from net investments in foreign operations. For the year ended December 31, 2021, pre-tax net gain of $62 million (2020: net gain of $80 million, 2019: net loss of $12 million) was recorded in other comprehensive income for the effective portion of hedges of net investments in foreign operations. As at December 31, 2021, there was a derivative asset balance of $30 million (2020: $1 million) and derivative liability balance of $13 million (2020: $47 million) relating to derivative contracts designated as net investment hedges.
The company uses foreign exchange contracts and option contracts to hedge highly probable future transactions and interest rate contracts to hedge the cash flows on its floating rate borrowings. A number of these contracts are designated as cash flow hedges. For the year ended December 31, 2021, pre-tax net gain of $70 million (2020: net loss of $124 million, 2019: net loss of $49 million) were recorded in other comprehensive income for the effective portion of cash flow hedges. As at December 31, 2021, there was an unrealized derivative asset balance of $54 million (2020: $51 million) and derivative liability balance of $76 million (2020: $185 million) relating to the derivative contracts designated as cash flow hedges.
Other derivative instruments not in a hedging relationship are measured at fair value, with changes in fair value recognized in the consolidated financial statements of operating results.
In accordance with the fair value hierarchy of financial instruments, the derivatives are considered Level 2. As at December 31, 2021, the company reported $85 million (2020: $55 million) of derivative assets and $94 million (2020: $237 million) of derivative liabilities.
(b)Fair value hierarchical levels — financial instruments
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2021	Carrying value December 31, 2020	Valuation technique(s) and key input(s)
Derivative assets	$85	$55	Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.
Derivative liabilities	$94	$237	Fair value of derivative contracts incorporates quoted market prices, or in their absence internal valuation models corroborated with observable market data; and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.
Offsetting of financial assets and liabilities
Financial assets and liabilities are offset with the net amount reported in the consolidated statements of financial position where the company currently has a legally enforceable right to offset and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously. As at December 31, 2021, $nil of financial assets (2020: $42 million) and $nil of financial liabilities (2020: $3 million) were offset in the consolidated statements of financial position related to derivative financial instruments.